BIOLOGICAL ASSETS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Biological Assets [Abstract]
Current	$ 330,435	$ 329,586
Non-current	2,864,935	3,008,897
Total	$ 3,195,370	$ 3,338,483	$ 3,598,827